Consolidated Statement of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net income	$ 1,926	$ 1,505	$ 3,413	$ 3,133
Other comprehensive income:
Net unrealized holding gain (loss) on available-for-sale securities	2,006	(2,966)	2,553	(2,115)
Tax effect	(681)	1,008	(868)	719
Reclassification adjustment for investment securities gain included in net income	(252)	(22)	(303)	(46)
Tax effect	85	8	102	16
Period change	1,158	(1,972)	1,484	(1,426)
Comprehensive income (loss)	$ 3,084	$ (467)	$ 4,897	$ 1,707